N-2 - USD ($)							3 Months Ended
	Oct. 31, 2022	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2014	Oct. 31, 2013	Oct. 31, 2022	Jul. 31, 2022	Apr. 30, 2022	Jan. 31, 2022	Oct. 31, 2021	Jul. 31, 2021	Apr. 30, 2021	Jan. 31, 2021
Cover [Abstract]
Entity Central Index Key	0000759828
Amendment Flag	false
Entity Inv Company Type	N-2
Document Type	N-CSR
Entity Registrant Name	John Hancock Investors Trust
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Summary of fund expenses
The following information is presented in conformance with annual reporting requirements for funds that have filed a registration statement pursuant to General Instruction A.2 of Short Form N-2. The purpose of the table below is to help you understand all fees and expenses that you, as a common shareholder, would bear directly or indirectly. In accordance with SEC requirements, the table below shows the fund’s expenses as a percentage of its average net assets as of October 31, 2022, and not as a percentage of total assets. By showing expenses as a percentage of average net assets, expenses are not expressed as a percentage of all of the assets in which the fund invests. The offering costs to be paid or reimbursed by the fund are not included in the annual expenses table below. However, these expenses will be borne by common shareholders and may result in a reduction in the NAV of the common shares. The table and example are based on the fund’s capital structure as of October 31, 2022.
Shareholder Transaction Expenses
Sales load (as a percentage of offering price)	—%
Offering expenses (as a percentage of offering price)	—%
Dividend Reinvestment Plan fees	None
Annual Expenses (Percentage of Net Assets Attributable to Common Shares)
Management fees	0.90%
Interest payments on borrowed funds	1.16%
Other expenses	0.30%
Total Annual Operating Expenses	2.36%
Contractual Expense Reimbursement	(0.01)%
Total Annual Fund Operating Expenses After Expense Reimbursements	2.35%

Sales Load [Percent]
Dividend Reinvestment and Cash Purchase Fees	$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]
Annual Expenses [Table Text Block]
Summary of fund expenses
The following information is presented in conformance with annual reporting requirements for funds that have filed a registration statement pursuant to General Instruction A.2 of Short Form N-2. The purpose of the table below is to help you understand all fees and expenses that you, as a common shareholder, would bear directly or indirectly. In accordance with SEC requirements, the table below shows the fund’s expenses as a percentage of its average net assets as of October 31, 2022, and not as a percentage of total assets. By showing expenses as a percentage of average net assets, expenses are not expressed as a percentage of all of the assets in which the fund invests. The offering costs to be paid or reimbursed by the fund are not included in the annual expenses table below. However, these expenses will be borne by common shareholders and may result in a reduction in the NAV of the common shares. The table and example are based on the fund’s capital structure as of October 31, 2022.
Shareholder Transaction Expenses
Sales load (as a percentage of offering price)	—%
Offering expenses (as a percentage of offering price)	—%
Dividend Reinvestment Plan fees	None
Annual Expenses (Percentage of Net Assets Attributable to Common Shares)
Management fees	0.90%
Interest payments on borrowed funds	1.16%
Other expenses	0.30%
Total Annual Operating Expenses	2.36%
Contractual Expense Reimbursement	(0.01)%
Total Annual Fund Operating Expenses After Expense Reimbursements	2.35%

Management Fees [Percent]	0.90%
Interest Expenses on Borrowings [Percent]	1.16%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.30%
Total Annual Expenses [Percent]	2.36%
Waivers and Reimbursements of Fees [Percent]	(0.01%)
Net Expense over Assets [Percent]	2.35%
Expense Example [Table Text Block]
Example
The following example illustrates the expenses that Common Shareholders would pay on a $1,000 investment in common shares, assuming (i) total annual expenses set forth above, including any reimbursements through their current expiration date; ; (ii) (a 5% annual return; and (iii) all distributions are reinvested at NAV:
	1 Year	3 Years	5 Years	10 Years
Total Expenses	$24	$74	$126	$270
The above table and example and the assumption in the example of a 5% annual return are required by regulations of the SEC that are applicable to all investment companies; the assumed 5% annual return is not a prediction of, and does not represent, the projected or actual performance of the fund’s common shares. For more complete descriptions of certain of the fund’s costs and expenses, see “Management of the Fund” in the fund’s prospectus. In addition, while the example assumes reinvestment of all dividends and distributions at NAV, participants in the Fund’s dividend reinvestment plan may receive Common Shares purchased or issued at a price or value different from NAV. See “Distribution Policy” and “Dividend Reinvestment Plan” in the fund’s prospectus.
The example should not be considered a representation of past or future expenses, and the fund’s actual expenses may be greater or less than those shown. Moreover, the fund’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

Expense Example, Year 01	$ 24
Expense Example, Years 1 to 3	74
Expense Example, Years 1 to 5	126
Expense Example, Years 1 to 10	$ 270
Purpose of Fee Table , Note [Text Block]
The following information is presented in conformance with annual reporting requirements for funds that have filed a registration statement pursuant to General Instruction A.2 of Short Form N-2. The purpose of the table below is to help you understand all fees and expenses that you, as a common shareholder, would bear directly or indirectly. In accordance with SEC requirements, the table below shows the fund’s expenses as a percentage of its average net assets as of October 31, 2022, and not as a percentage of total assets. By showing expenses as a percentage of average net assets, expenses are not expressed as a percentage of all of the assets in which the fund invests. The offering costs to be paid or reimbursed by the fund are not included in the annual expenses table below. However, these expenses will be borne by common shareholders and may result in a reduction in the NAV of the common shares. The table and example are based on the fund’s capital structure as of October 31, 2022.

Basis of Transaction Fees, Note [Text Block]	as a percentage of offering price
Financial Highlights [Abstract]
Senior Securities [Table Text Block]
Senior securities	10-31-17	10-31-16	10-31-15	10-31-14	10-31-13
Total debt outstanding end of period (in millions)	$87	$87	$87	$87	$86
Asset coverage per $1,000 of debt	$2,884	$2,814	$2,741	$2,979	$3,013

Senior Securities, Note [Text Block]
Senior securities
The following information is presented in conformance with annual reporting requirements for funds that have filed a registration statement pursuant to General Instruction A.2 of Form N-2 (“Short Form N-2”), sets forth each class of senior securities outstanding of the fund for the years ended, as indicated below. Refer to the “Financial highlights” for the most recent five years of senior securities outstanding, which have been audited by PricewaterhouseCoopers LLP (“PwC”), the fund’s independent registered public accounting firm. The report of PwC is included within this report.
Senior securities	10-31-17	10-31-16	10-31-15	10-31-14	10-31-13
Total debt outstanding end of period (in millions)	$87	$87	$87	$87	$86
Asset coverage per $1,000 of debt	$2,884	$2,814	$2,741	$2,979	$3,013

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
Investment Objectives
The Fund’s primary investment objective is to generate income for distribution to its shareholders, with capital appreciation as a secondary objective.
Principal Investment Strategies
The preponderance of the Fund’s assets are invested in a diversified portfolio of debt securities issued by U.S. and non-U.S. corporations and governments, some of which may carry equity features. The Fund emphasizes corporate debt securities which pay interest on a fixed or contingent basis and which may possess certain equity features, such as conversion or exchange rights, warrants for the acquisition of the stock of the same or different issuers, or participations based on revenues, sales or profits.
The Fund may invest up to 70% of its net assets (plus borrowings for investment purposes) in debt securities rated below investment grade, commonly known as “junk bonds.” The Fund also may purchase preferred securities and may acquire common stock through the exercise of conversion or exchange rights acquired in connection with other securities owned by the Fund. The Fund will not acquire any additional preferred securities or common stock if as a result of that acquisition the value of all preferred securities and common stocks in the Fund’s portfolio would exceed 20% of its total assets. Up to 50% of the value of the Fund’s assets may be invested in restricted securities acquired through private placements. The Fund may also purchase mortgage-backed securities.
At least 30% of Fund’s net assets (plus borrowings for investment purposes) will be represented by (a) debt securities which are rated, at the time of acquisition, investment grade (i.e., at least “Baa” by Moody’s Investors Service, Inc. (“Moody’s”) or “BBB” by Standard & Poor’s Global Ratings Inc. (“S&P”)) or in unrated securities determined by the Subadvisor to be of comparable credit quality, (b) securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, and (c) cash or cash equivalents.
The Fund may also invest in derivatives such as foreign currency forward contracts, credit default swaps, futures contracts, options, foreign currency swaps, interest-rate swaps, swaps and reverse repurchase agreements. The fund utilizes a liquidity agreement to increase its assets available for investments and may also seek to obtain additional income or portfolio leverage by making secured loans of its portfolio securities with a value of up to 33 1/3% of its total assets. In addition, the Fund may invest in repurchase agreements. The Fund may also invest up to 20% of its total assets in illiquid securities.
The Advisor may also take into consideration environmental, social, and/or governance (“ESG”) factors, alongside other relevant factors, as part of its investment selection process. The ESG characteristics utilized in the fund’s investment process may change over time and one or more characteristics may not be relevant with respect to all issuers that are eligible fund investments.

Risk Factors [Table Text Block]
Principal Risks
As is the case with all exchange-listed closed-end funds, shares of this fund may trade at a discount or a premium to the fund’s net asset value (NAV). An investment in the fund is subject to investment and market risks, including the possible loss of the entire principal invested.
The fund’s main risks are listed below in alphabetical order, not in order of importance.
Changing distribution level & return of capital risk. There is no guarantee prior distribution levels will be maintained, and distributions may include a substantial tax return of capital. A return of capital is the return of all or a portion of a shareholder’s investment in the fund.
Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund’s securities could affect the fund’s performance.
Cybersecurity and operational risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund’s securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.
Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Financial institutions could suffer losses as interest rates rise or economic conditions deteriorate.
As a result of continued political tensions and armed conflicts, including the Russian invasion of Ukraine commencing in February of 2022, the extent and ultimate result of which are unknown at this time, the United States and the European Union, along with the regulatory bodies of a number of countries, have imposed economic sanctions on certain Russian corporate entities and individuals, and certain sectors of Russia’s economy, which may result in, among other things, the continued devaluation of Russian currency, a downgrade in the country’s credit rating, and/or a decline in the value and liquidity of Russian securities, property or interests. These sanctions could also result in the immediate freeze of Russian securities and/or funds invested in prohibited assets, impairing the ability of a fund to buy, sell, receive or deliver those securities and/or assets. Economic sanctions and other actions against Russian institutions, companies, and individuals resulting from the ongoing conflict may also have a substantial negative impact on other economies and securities markets both regionally and globally, as well as on companies with operations in the conflict region, the extent to which is unknown at this time.
A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, and affect fund performance. For example, the coronavirus disease (COVID-19) has resulted and may continue to result in significant disruptions to global business activity and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other preexisting political, social, and economic risks. Any such impact could adversely affect the fund’s performance, resulting in losses to your investment.
Equity securities risk. The price of equity securities may decline due to changes in a company’s financial condition or overall market conditions.
ESG integration risk. The manager considers ESG factors that it deems relevant or additive, along with other material factors and analysis, when managing the fund. The manager may consider these ESG factors on all or a meaningful portion of the fund’s investments.  In certain situations, the extent to which these ESG factors may be applied according to the manager’s integrated investment process may not include U.S. Treasuries, government securities, or other asset classes. ESG factors may include, but are not limited to, matters regarding board diversity, climate change policies, and supply chain and human rights policies. Incorporating ESG criteria and investing in instruments that have certain ESG characteristics, as determined by the manager, carries the risk that the fund may perform differently, including underperforming funds that do not utilize ESG criteria or funds that utilize different ESG criteria. Integration of ESG factors into the fund’s investment process may result in a manager making different investments for the fund than for a fund with a similar investment universe and/or investment style that does not incorporate such considerations in its investment strategy or processes, and the fund’s investment performance may be affected. Because ESG factors are one of many considerations for the fund, the manager may nonetheless include companies with low ESG scores or exclude companies with high ESG scores in the fund’s investments.
Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payment or repay all or any of the principal borrowed. Changes in a security’s credit qualify may adversely affect fund performance. Additionally, the value of inflation-indexed securities is subject to the effects of changes in market interest rates caused by factors other than inflation (“real interest rates”). Generally, when real interest rates rise, the value of inflation-indexed securities will fall and the fund’s value may decline as a result of this exposure to these securities.
Foreign securities risk. Less information may be publicly available regarding foreign issuers, including foreign government issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. If applicable, depositary receipts are subject to most of the risks associated with investing in foreign securities directly because the value of a depositary receipt is dependent upon the market price of the underlying foreign equity security. Depositary receipts are also subject to liquidity risk.
Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund’s volatility and could produce disproportionate losses, potentially more than the fund’s principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: foreign currency forward contracts, credit default swaps, futures contracts, options, foreign currency swaps, interest-rate swaps, swaps, and reverse repurchase agreements. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk. An event of default or insolvency of the counterparty to a reverse repurchase agreement could result in delays or restrictions with respect to the fund’s ability to dispose of the underlying securities. In addition, a reverse repurchase agreement may be considered a form of leverage and may, therefore, increase fluctuations in the fund’s NAV.
Illiquid and restricted securities risk. Illiquid and restricted securities may be difficult to value and may involve greater risks than liquid securities. Illiquidity may have an adverse impact on a particular security’s market price and the fund’s ability to sell the security.
Leveraging risk. Issuing preferred shares or using derivatives may result in a leveraged portfolio. Leveraging long exposures increases a fund’s losses when the value of its investments declines. Some derivatives have the potential for unlimited loss, regardless of the size of the initial investment. The fund also utilizes a Liquidity Agreement to increase its assets available for investment. See “Note 7 — Leverage risk” above.
LIBOR discontinuation risk. The publication of the London Interbank Offered Rate (LIBOR), which many debt securities, derivatives and other financial instruments use as the reference or benchmark rate for interest rate calculations, was discontinued for certain maturities as of December 31, 2021, and is expected to be discontinued on June 30, 2023 for the remaining maturities. The transition process away from LIBOR may lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates, and the eventual use of an alternative reference rate may adversely affect the fund’s performance. In addition, the usefulness of LIBOR may deteriorate in the period leading up to its discontinuation, which could adversely affect the liquidity or market value of securities that use LIBOR.
Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities.
Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.
Mortgage-backed and asset-backed securities risk. Mortgage-backed and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and other market risks. Factors that impact the value of these securities include interest rate changes, the reliability of available information, credit quality or enhancement, and market perception.
Preferred and convertible securities risk. Preferred stock dividends are payable only if declared by the issuer’s board. Preferred stock may be subject to redemption provisions. The market values of convertible securities tend to fall as interest rates rise and rise as interest rates fall. Convertible preferred stock’s value can depend heavily upon the underlying common stock’s value.
U.S. Government agency obligations risk. U.S. government-sponsored entities such as Federal National Mortgage Association (Fannie Mae), Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks, although chartered or sponsored by Congress, are not funded by congressional appropriations and the debt securities that they issue are neither guaranteed nor issued by the U.S. government. Such debt securities are subject to the risk of default on the payment of interest and/or principal, similar to the debt securities of private issuers. The maximum potential liability of the issuers of some U.S. government obligations may greatly exceed their current resources, including any legal right to support from the U.S. government. Although the U.S. government has provided financial support to Fannie Mae and Freddie Mac in the past, there can be no assurance that it will support these or other government-sponsored entities in the future.

Share Price [Table Text Block]
Market and Net Asset Value Information
The following table, presented in conformance with annual reporting requirements for funds that have filed a registration statement pursuant to General Instruction A.2 of Short Form N-2, sets forth, for each of the periods indicated, the high and low closing market prices of the fund’s Common Shares on the NYSE, the high and low NAV per common share and the high and low premium/discount to NAV per common share. See Note 2, Investment Valuation and Fair Value Measurements in the Notes to Financial Statements for information as to how the Fund’s NAV is determined.
The fund’s currently outstanding Common Shares are listed on the New York Stock Exchange (“NYSE”) under the symbol JHI and commenced trading on the NYSE in 1994.
The fund’s common shares have traded both at a premium and at a discount to its net asset value (“NAV”). The fund cannot predict whether its shares will trade in the future at a premium or discount to NAV. The provisions of the 1940 Act generally require that the public offering price of common shares (less any underwriting commissions and discounts) must equal or exceed the NAV per share of a company’s common stock (calculated within 48 hours of pricing). The fund’s issuance of common shares may have an adverse effect on prices in the secondary market for common shares by increasing the number of common shares available, which may put downward pressure on the market price for common shares. Shares of common stock of closed-end investment companies frequently trade at a discount from NAV. See “Risk Factors—General Risks—Market Discount Risk” and “—Secondary Market for the Common Shares” in the within the fund’s prospectus.
The following table sets forth for each of the periods indicated the high and low closing market prices for common shares on the NYSE, and the corresponding NAV per share and the premium or discount to NAV per share at which the fund’s common shares were trading as of such date. NAV is determined once daily as of the close of regular trading of the NYSE (typically 4:00 P.M., Eastern Time). See “Determination of Net Asset Value” within the fund’s prospectus for information as to the determination of the fund’s NAV.
	Market Price		NAV per Share on Data of Market Price High and Low		Premium/(Discount) on Date of Market Price High and Low
Fiscal Quarter Ended	High	Low	High	Low	High	Low
January 31, 2021	$17.65	$15.51	$18.56	$17.16	-4.90%	-9.62%
April 30, 2021	$18.29	$17.64	$18.46	$18.64	-0.92%	-5.36%
July 31, 2021	$19.00	$18.05	$18.87	$18.78	0.69%	-3.89%
October 31, 2021	$19.12	$18.44	$19.13	$18.56	-0.05%	-0.65%
January 31, 2022	$19.35	$17.04	$18.37	$17.88	5.33%	-4.70%
April 30, 2022	$17.55	$15.37	$17.80	$16.08	-1.40%	-4.42%
July 31, 2022	$16.11	$12.75	$15.51	$14.04	3.87%	-9.19%
October 31, 2022	$14.85	$11.86	$15.21	$13.04	-2.37%	-9.05%
The last reported sale price, NAV per share and percentage discount to NAV per share of the common shares as of October 31, 2022 were $12.37, $13.34 and (7.27)%, respectively. As of October 31, 2022, the fund had 8,744,547 common shares outstanding and net assets of the fund were $116,646,275.
The fund does not believe that there are any material unresolved written comments, received 180 days or more before October 31, 2022, from the Staff of the SEC regarding any of the fund’s periodic or current reports under the Securities Exchange Act or the 1940 Act, or its registration statement.

Changing distribution level and return of capital risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Changing distribution level & return of capital risk. There is no guarantee prior distribution levels will be maintained, and distributions may include a substantial tax return of capital. A return of capital is the return of all or a portion of a shareholder’s investment in the fund.

Credit and counterparty risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund’s securities could affect the fund’s performance.

Cybersecurity and operational risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Cybersecurity and operational risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund’s securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.

Economic and market events risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Financial institutions could suffer losses as interest rates rise or economic conditions deteriorate.
As a result of continued political tensions and armed conflicts, including the Russian invasion of Ukraine commencing in February of 2022, the extent and ultimate result of which are unknown at this time, the United States and the European Union, along with the regulatory bodies of a number of countries, have imposed economic sanctions on certain Russian corporate entities and individuals, and certain sectors of Russia’s economy, which may result in, among other things, the continued devaluation of Russian currency, a downgrade in the country’s credit rating, and/or a decline in the value and liquidity of Russian securities, property or interests. These sanctions could also result in the immediate freeze of Russian securities and/or funds invested in prohibited assets, impairing the ability of a fund to buy, sell, receive or deliver those securities and/or assets. Economic sanctions and other actions against Russian institutions, companies, and individuals resulting from the ongoing conflict may also have a substantial negative impact on other economies and securities markets both regionally and globally, as well as on companies with operations in the conflict region, the extent to which is unknown at this time.
A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, and affect fund performance. For example, the coronavirus disease (COVID-19) has resulted and may continue to result in significant disruptions to global business activity and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other preexisting political, social, and economic risks. Any such impact could adversely affect the fund’s performance, resulting in losses to your investment.

Equity securities risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Equity securities risk. The price of equity securities may decline due to changes in a company’s financial condition or overall market conditions.
ESG integration risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
ESG integration risk. The manager considers ESG factors that it deems relevant or additive, along with other material factors and analysis, when managing the fund. The manager may consider these ESG factors on all or a meaningful portion of the fund’s investments.  In certain situations, the extent to which these ESG factors may be applied according to the manager’s integrated investment process may not include U.S. Treasuries, government securities, or other asset classes. ESG factors may include, but are not limited to, matters regarding board diversity, climate change policies, and supply chain and human rights policies. Incorporating ESG criteria and investing in instruments that have certain ESG characteristics, as determined by the manager, carries the risk that the fund may perform differently, including underperforming funds that do not utilize ESG criteria or funds that utilize different ESG criteria. Integration of ESG factors into the fund’s investment process may result in a manager making different investments for the fund than for a fund with a similar investment universe and/or investment style that does not incorporate such considerations in its investment strategy or processes, and the fund’s investment performance may be affected. Because ESG factors are one of many considerations for the fund, the manager may nonetheless include companies with low ESG scores or exclude companies with high ESG scores in the fund’s investments.

Fixed income securities risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payment or repay all or any of the principal borrowed. Changes in a security’s credit qualify may adversely affect fund performance. Additionally, the value of inflation-indexed securities is subject to the effects of changes in market interest rates caused by factors other than inflation (“real interest rates”). Generally, when real interest rates rise, the value of inflation-indexed securities will fall and the fund’s value may decline as a result of this exposure to these securities.

Foreign securities risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Foreign securities risk. Less information may be publicly available regarding foreign issuers, including foreign government issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. If applicable, depositary receipts are subject to most of the risks associated with investing in foreign securities directly because the value of a depositary receipt is dependent upon the market price of the underlying foreign equity security. Depositary receipts are also subject to liquidity risk.

Hedging derivatives and other strategic transactions risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund’s volatility and could produce disproportionate losses, potentially more than the fund’s principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: foreign currency forward contracts, credit default swaps, futures contracts, options, foreign currency swaps, interest-rate swaps, swaps, and reverse repurchase agreements. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk. An event of default or insolvency of the counterparty to a reverse repurchase agreement could result in delays or restrictions with respect to the fund’s ability to dispose of the underlying securities. In addition, a reverse repurchase agreement may be considered a form of leverage and may, therefore, increase fluctuations in the fund’s NAV.

Illiquid and restricted securities risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Illiquid and restricted securities risk. Illiquid and restricted securities may be difficult to value and may involve greater risks than liquid securities. Illiquidity may have an adverse impact on a particular security’s market price and the fund’s ability to sell the security.

Leveraging risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Leveraging risk. Issuing preferred shares or using derivatives may result in a leveraged portfolio. Leveraging long exposures increases a fund’s losses when the value of its investments declines. Some derivatives have the potential for unlimited loss, regardless of the size of the initial investment. The fund also utilizes a Liquidity Agreement to increase its assets available for investment. See “Note 7 — Leverage risk” above.

LIBOR discontinuation risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
LIBOR discontinuation risk. The publication of the London Interbank Offered Rate (LIBOR), which many debt securities, derivatives and other financial instruments use as the reference or benchmark rate for interest rate calculations, was discontinued for certain maturities as of December 31, 2021, and is expected to be discontinued on June 30, 2023 for the remaining maturities. The transition process away from LIBOR may lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates, and the eventual use of an alternative reference rate may adversely affect the fund’s performance. In addition, the usefulness of LIBOR may deteriorate in the period leading up to its discontinuation, which could adversely affect the liquidity or market value of securities that use LIBOR.

Liquidity risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities.

Lower rated and high yield fixed income securities risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.

Mortgage backed and asset backed securities risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Mortgage-backed and asset-backed securities risk. Mortgage-backed and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and other market risks. Factors that impact the value of these securities include interest rate changes, the reliability of available information, credit quality or enhancement, and market perception.

Preferred and convertible securities risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Preferred and convertible securities risk. Preferred stock dividends are payable only if declared by the issuer’s board. Preferred stock may be subject to redemption provisions. The market values of convertible securities tend to fall as interest rates rise and rise as interest rates fall. Convertible preferred stock’s value can depend heavily upon the underlying common stock’s value.

U S Government agency obligations risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
U.S. Government agency obligations risk. U.S. government-sponsored entities such as Federal National Mortgage Association (Fannie Mae), Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks, although chartered or sponsored by Congress, are not funded by congressional appropriations and the debt securities that they issue are neither guaranteed nor issued by the U.S. government. Such debt securities are subject to the risk of default on the payment of interest and/or principal, similar to the debt securities of private issuers. The maximum potential liability of the issuers of some U.S. government obligations may greatly exceed their current resources, including any legal right to support from the U.S. government. Although the U.S. government has provided financial support to Fannie Mae and Freddie Mac in the past, there can be no assurance that it will support these or other government-sponsored entities in the future.

Senior Securities [Member]
Financial Highlights [Abstract]
Senior Securities Amount		$ 87	$ 87	$ 87	$ 87	$ 86
Senior Securities Coverage per Unit		$ 2,884	$ 2,814	$ 2,741	$ 2,979	$ 3,013
Common Shares [Member]
General Description of Registrant [Abstract]
Lowest Price or Bid							$ 11.86	$ 12.75	$ 15.37	$ 17.04	$ 18.44	$ 18.05	$ 17.64	$ 15.51
Highest Price or Bid							14.85	16.11	17.55	19.35	19.12	19.00	18.29	17.65
Lowest Price or Bid, NAV							13.04	14.04	16.08	17.88	18.56	18.78	18.64	17.16
Highest Price or Bid, NAV							$ 15.21	$ 15.51	$ 17.80	$ 18.37	$ 19.13	$ 18.87	$ 18.46	$ 18.56
Highest Price or Bid, Premium (Discount) to NAV [Percent]							(2.37%)	3.87%	(1.40%)	5.33%	(0.05%)	0.69%	(0.92%)	(4.90%)
Lowest Price or Bid, Premium (Discount) to NAV [Percent]							(9.05%)	(9.19%)	(4.42%)	(4.70%)	(0.65%)	(3.89%)	(5.36%)	(9.62%)
Latest Share Price	$ 12.37
Latest Premium (Discount) to NAV [Percent]	(7.27%)
Latest NAV	$ 13.34